Premises and Equipment (Premises and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 15,253	$ 14,584
Less: accumulated depreciation	(8,344)	(8,051)
Premises and equipment, net	6,909	6,533
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,126	1,066
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	9,226	8,828
Furniture, Computer Software and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 4,901	$ 4,690